Derivatives - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 22 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets
Deferred gain recognized directly to equity	€ 12	€ 60
Description of periods when cash flows affect profit or loss	The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 40 years
Fair Value Or Cash Flow Hedges [Member]
Disclosure of derivative financial instruments [Line Items]
Derivative instruments notional amount	€ 3,121	€ 3,439
Interest rate movements [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 21 years
Currency swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 34 years